Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

April 30, 2019

DGF-QTLY-0619
1.800335.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,826,600	$104,463
Media - 9.6%
Comcast Corp. Class A	10,560,692	459,707
GCI Liberty, Inc. (a)	571,138	34,051
Interpublic Group of Companies, Inc.	1,516,700	34,884
Liberty Broadband Corp. Class A (a)	524,534	51,609
Liberty Global PLC Class A (a)	341,506	9,224
Liberty Media Corp. Liberty SiriusXM Series A (a)	1,479,500	59,091
Omnicom Group, Inc.	410,000	32,812
		681,378

TOTAL COMMUNICATION SERVICES		785,841

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.0%
Lear Corp.	29,400	4,204
Automobiles - 0.1%
General Motors Co.	141,500	5,511
Distributors - 1.4%
LKQ Corp. (a)	3,229,400	97,205
Household Durables - 2.2%
Mohawk Industries, Inc. (a)	355,300	48,410
NVR, Inc. (a)	34,900	110,022
		158,432
Internet & Direct Marketing Retail - 1.2%
The Booking Holdings, Inc. (a)	45,600	84,588
Specialty Retail - 0.2%
AutoNation, Inc. (a)	286,000	11,992
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	224,701	28,984

TOTAL CONSUMER DISCRETIONARY		390,916

CONSUMER STAPLES - 5.1%
Food Products - 1.5%
Ingredion, Inc.	271,500	25,725
The Kraft Heinz Co.	2,316,200	76,990
		102,715
Household Products - 1.2%
Spectrum Brands Holdings, Inc.	1,366,275	84,122
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	834,500	50,491
Tobacco - 1.7%
Altria Group, Inc.	2,234,214	121,385

TOTAL CONSUMER STAPLES		358,713

ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	883,600	106,085
Exxon Mobil Corp.	3,199,897	256,888
Phillips 66 Co.	1,187,300	111,927
		474,900
FINANCIALS - 29.3%
Banks - 13.3%
Bank of America Corp.	9,044,617	276,584
JPMorgan Chase & Co.	2,257,735	262,010
M&T Bank Corp.	479,900	81,617
PNC Financial Services Group, Inc.	774,800	106,093
U.S. Bancorp	1,663,600	88,703
Wells Fargo & Co.	2,683,993	129,932
		944,939
Capital Markets - 0.4%
Lazard Ltd. Class A	377,300	14,669
Oaktree Capital Group LLC Class A	287,200	14,538
		29,207
Consumer Finance - 0.9%
American Express Co.	534,100	62,613
Diversified Financial Services - 10.4%
Berkshire Hathaway, Inc. Class B (a)	3,384,900	733,541
Insurance - 4.3%
Chubb Ltd.	728,500	105,778
The Travelers Companies, Inc.	1,207,100	173,521
Torchmark Corp.	279,307	24,484
		303,783

TOTAL FINANCIALS		2,074,083

HEALTH CARE - 4.1%
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	191,400	14,309
Anthem, Inc.	201,700	53,053
Cigna Corp.	156,300	24,827
McKesson Corp.	156,600	18,675
Quest Diagnostics, Inc.	121,900	11,749
UnitedHealth Group, Inc.	88,400	20,603
		143,216
Pharmaceuticals - 2.1%
Bayer AG	1,308,200	87,068
Bristol-Myers Squibb Co.	1,258,200	58,418
		145,486

TOTAL HEALTH CARE		288,702

INDUSTRIALS - 25.4%
Aerospace & Defense - 0.0%
General Dynamics Corp.	22,600	4,039
Air Freight & Logistics - 2.7%
FedEx Corp.	499,000	94,541
United Parcel Service, Inc. Class B	883,200	93,814
		188,355
Airlines - 1.5%
Delta Air Lines, Inc.	1,086,500	63,332
Southwest Airlines Co.	850,800	46,139
		109,471
Industrial Conglomerates - 8.6%
General Electric Co.	58,727,600	597,260
ITT, Inc.	202,800	12,280
		609,540
Machinery - 5.3%
Allison Transmission Holdings, Inc.	672,802	31,528
Cummins, Inc.	541,000	89,963
PACCAR, Inc.	1,096,000	78,550
Snap-On, Inc.	497,900	83,787
WABCO Holdings, Inc. (a)	669,800	88,708
		372,536
Road & Rail - 5.3%
J.B. Hunt Transport Services, Inc.	452,400	42,743
Knight-Swift Transportation Holdings, Inc. Class A (b)	4,421,484	147,456
Norfolk Southern Corp.	370,700	75,630
Union Pacific Corp.	634,400	112,314
		378,143
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	268,931	13,350
Air Lease Corp. Class A	457,700	17,649
HD Supply Holdings, Inc. (a)	2,362,910	107,961
		138,960

TOTAL INDUSTRIALS		1,801,044

INFORMATION TECHNOLOGY - 6.1%
IT Services - 1.9%
Amdocs Ltd.	969,900	53,422
Cognizant Technology Solutions Corp. Class A	759,900	55,442
FleetCor Technologies, Inc. (a)	103,900	27,113
		135,977
Semiconductors & Semiconductor Equipment - 0.4%
Qualcomm, Inc.	358,000	30,835
Software - 1.5%
Oracle Corp.	1,949,700	107,877
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	804,218	161,382

TOTAL INFORMATION TECHNOLOGY		436,071

MATERIALS - 0.8%
Chemicals - 0.8%
Dow, Inc. (a)	301,533	17,106
DowDuPont, Inc.	1,099,800	42,287
		59,393
UTILITIES - 0.9%
Electric Utilities - 0.9%
PPL Corp.	1,952,300	60,931
TOTAL COMMON STOCKS
(Cost $5,971,004)		6,730,594

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.49% (c)	261,024,359	261,077
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	6,810,778	6,811
TOTAL MONEY MARKET FUNDS
(Cost $267,883)		267,888
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $6,238,887)		6,998,482
NET OTHER ASSETS (LIABILITIES) - 1.2%		83,698
NET ASSETS - 100%		$7,082,180

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,605
Fidelity Securities Lending Cash Central Fund	31
Total	$4,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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